Statement of Changes in Net Assets Available for Benefits - Honeywell Puerto Rico Savings Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributable to:
Investment gain from Plan interest in Honeywell Savings and Ownership Plan Master Trust	$ 11,044
Contributions:
Participating employees	8,155
The Company, net of forfeitures	2,348
Roll-over contributions	445
Total contributions	10,948
Total additions	21,992
Deductions from net assets attributable to:
Benefits paid to participants	(4,358)
Plan expenses	(5)
Total deductions	(4,363)
Net increase in net assets during year	17,629
Net assets available for benefits:
Beginning of year	95,514
End of year	$ 113,143